Feb. 27, 2026
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Limited Term Tax-Exempt Bond Fund of America® (Class A, C, T, F1, F2, F3)

2. The “Annual fund operating expenses” table and information under the heading “Example” in the “Fees and expenses of the fund” section of the summary and statutory prospectuses for Limited Term Tax-Exempt Bond of America are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3
Management fees[2]	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none
Other expenses	0.08	0.08	0.08	0.16	0.15	0.04
Total annual fund operating expenses	0.60	1.30	0.55	0.63	0.37	0.26
[2]	Restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Share class:	A	C	T	F-1	F-2	F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$310	$232	$305	$64	$38	$27		1 year	$132
3 years	437	412	422	202	119	84		3 years	412
5 years	576	713	550	351	208	146		5 years	713
10 years	981	1,375	922	786	468	331		10 years	1,375

For the share class listed to the right, you would pay the following if you did not redeem your shares:
Share class:	A	C	T	F-1	F-2	F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$310	$232	$305	$64	$38	$27		1 year	$132
3 years	437	412	422	202	119	84		3 years	412
5 years	576	713	550	351	208	146		5 years	713
10 years	981	1,375	922	786	468	331		10 years	1,375

Keep this supplement with your summary and statutory prospectuses.
American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Prospectus Supplement

March 1, 2026

(for the most recent summary and statutory prospectuses)